Trade Accounts Payable - Additional Information (Detail) - PEN (S/) S/ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Payable [abstract]
Unbilled services received include the estimate made by Management of the valuation of the percentage of completion	S/ 378.7	S/ 132.5